INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

15. INCOME TAXES

a. Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss. A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2023	2022

Statutory tax rate	27.00%	27.00%

Loss before taxes	3,338,299	4,994,178

Income tax recovery calculated at statutory rate	901,341	1,348,428

Non-deductible expenditures	(297,619)	(422,495)
Flow-through premium	-	205,072
Amounts expensed for tax purposes only	226,277	218,046
Unrecognized tax benefit	(829,999)	(1,349,051)

INCOME TAX	-	-

b. Deferred income tax asset and liabilities

The significant components of the Company's net deferred income tax asset and liabilities are as follows:

As at December 31,	2023	2022
	$	$
Deferred tax assets:
Operating losses carried forward	9,138,945	8,181,149
Share issuance costs	341,552	485,410
Other items	413,924	413,924

DEFERRED TAX ASSET	9,894,421	9,080,483

Deferred tax liabilities
Mineral property interests	6,266,778	3,351,389
Marketable securities	86,721	2,913

DEFERRED TAX LIABILITY	6,353,499	3,354,302

UNRECOGNIZED DEFERRED INCOME TAX ASSET	3,540,922	5,726,181

c. Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years. These losses totaled $33.8 million as at December 31, 2023 (2022 - $30.3 million) and will expire between 2031 and 2043.